Risk Management - Summary od Maturity Analysis for Non Derivative Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		₩ 91,950,482	₩ 82,326,295
Finance lease liabilities		4,928,988	5,209,537
Trade and other payables		9,739,421	8,115,837
Financial guarantee contracts	[1]	3,718,015	3,224,696
Non-derivative financial liabilities, undiscounted cash flows		110,336,906	98,876,365
Financial guarantee liabilities		80,841	66,354
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		15,833,589	12,413,346
Finance lease liabilities		620,121	614,442
Trade and other payables		7,569,869	5,679,856
Financial guarantee contracts	[1]	435,729	926,244
Non-derivative financial liabilities, undiscounted cash flows		24,459,308	19,633,888
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		11,229,657	10,919,041
Finance lease liabilities		636,724	569,161
Trade and other payables		777,017	373,907
Financial guarantee contracts	[1]	0	348,860
Non-derivative financial liabilities, undiscounted cash flows		12,643,398	12,210,969
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		28,663,693	24,778,020
Finance lease liabilities		1,521,421	1,564,377
Trade and other payables		725,231	894,903
Financial guarantee contracts	[1]	3,105,599	26,230
Non-derivative financial liabilities, undiscounted cash flows		34,015,944	27,263,530
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		36,223,543	34,215,888
Finance lease liabilities		2,150,722	2,461,557
Trade and other payables		667,304	1,167,171
Financial guarantee contracts	[1]	176,687	1,923,362
Non-derivative financial liabilities, undiscounted cash flows		₩ 39,218,256	₩ 39,767,978

[1]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2020 and 2021 are ￦66,354 million and ￦80,841 million, respectively.